Capital Management and Risk Policies - Summary of Exposure to Foreign Exchange Risk as of Year End by Type of Currency (Detail) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Foreign Exchange Risk Factor [Line items]
Derivatives	$ 24,670,981	$ 10,634,605
Currency risk
Disclosure of Foreign Exchange Risk Factor [Line items]
Monetary Financial Assets	5,964,118	3,577,506
Monetary Financial Liabilities	(4,566,893)	(2,936,296)
Derivatives	124,168	(143,488)
Net Position	1,521,393	497,722
US Dollar | Currency risk
Disclosure of Foreign Exchange Risk Factor [Line items]
Monetary Financial Assets	5,898,395	3,538,769
Monetary Financial Liabilities	(4,554,814)	(2,921,080)
Derivatives	124,168	(143,488)
Net Position	1,467,749	474,201
Euro | Currency risk
Disclosure of Foreign Exchange Risk Factor [Line items]
Monetary Financial Assets	60,569	36,145
Monetary Financial Liabilities	(11,240)	(14,105)
Derivatives	0	0
Net Position	49,329	22,040
Canadian Dollar | Currency risk
Disclosure of Foreign Exchange Risk Factor [Line items]
Monetary Financial Assets	1,663	377
Monetary Financial Liabilities	(151)	(75)
Derivatives	0	0
Net Position	1,512	302
Real | Currency risk
Disclosure of Foreign Exchange Risk Factor [Line items]
Monetary Financial Assets	706	439
Monetary Financial Liabilities	0	0
Derivatives	0	0
Net Position	706	439
Swiss Franc | Currency risk
Disclosure of Foreign Exchange Risk Factor [Line items]
Monetary Financial Assets	820	502
Monetary Financial Liabilities	(603)	(333)
Derivatives	0	0
Net Position	217	169
Others | Currency risk
Disclosure of Foreign Exchange Risk Factor [Line items]
Monetary Financial Assets	1,965	1,274
Monetary Financial Liabilities	(85)	(703)
Derivatives	0	0
Net Position	$ 1,880	$ 571